COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelate operating lease

Minimum future lease payments under these leases are as follows:

	Payments due by period
Contractual Obligations	Total	2019	2020
Operating Lease Obligations	$177,300	$129,800	$47,500
Total	$177,300	$129,800	$47,500

	Payments due by fiscal year
Contractual Obligations	2019	2020	Total
Operating Lease Obligations	$114,000	$48,800	$162,800
Total	$114,000	$48,800	$162,800